Income Taxes (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 148,000,000				$ 127,000,000				$ 148,000,000	$ 127,000,000	$ 164,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		0.2								0.2
Tax Benefit From An Affiliate Reorganization										13,000,000
Income Tax Reconciliation Tax Planning Initiatives										17,000,000
Extinguishment of Debt, Amount										405,000,000
U.S.										288,660,000	387,987,000	384,602,000
International										95,294,000	123,783,000	81,014,000
Income from continuing operations before income taxes		105,656,000	87,600,000	108,833,000	81,865,000	121,073,000	116,844,000	136,109,000	137,744,000	383,954,000	511,770,000	465,616,000
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal: Current										78,315,000	151,984,000	(93,791,000)
U.S. Federal: Deferred										(19,754,000)	16,136,000	135,305,000
U.S. Federal: Total										58,561,000	168,120,000	41,514,000
U.S. State and Local: Current										5,359,000	(2,604,000)	27,385,000
U.S. State and Local: Deferred										(8,026,000)	(26,273,000)	(15,546,000)
U.S. State and Local: Total										(2,667,000)	(28,877,000)	11,839,000
International: Current										28,063,000	57,906,000	60,322,000
International: Deferred										(5,990,000)	(82,862,000)	(85,401,000)
International: Total										22,073,000	(24,956,000)	(25,079,000)
Total current										111,737,000	207,286,000	(6,084,000)
Total deferred										(33,770,000)	(92,999,000)	34,358,000
Total provision for income taxes		25,922,000	10,032,000	24,218,000	17,795,000	33,880,000	28,927,000	44,081,000	7,399,000	77,967,000	114,287,000	28,274,000
Effective tax rate										20.30634%	22.33171%	6.07239%
Tax benefit related to foreign tax											47,000,000	90,000,000
Tax Accrual For Repatriation Of Foreign Earnings											43,000,000
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal statutory provision										134,389,000	179,119,000	162,965,000
State and local income taxes										(1,733,000)	(2,071,000)	12,079,000
Income Tax Reconciliation, Non US Leveraged Lease Asset Sales										0	(30,367,000)	(31,423,000)
Tax Benefit From Sale Of Non U S Leverage Lease											32,000,000	34,000,000
Impact of foreign operations										(28,238,000)	23,025,000	(11,526,000)
Tax exempt income/reimbursement										(1,672,000)	(1,992,000)	(2,674,000)
Federal income tax credits/incentives										(10,282,000)	(8,918,000)	(10,741,000)
Unrealized stock compensation benefits										2,292,000	3,456,000	3,538,000
Income Tax Reconciliation Settlement With Taxing Authorities										(3,853,000)	(47,380,000)	(94,225,000)
Outside basis differences		(13,214,000)				0				(13,214,000)	0	0
Other, net										5,000,000
Provision for income taxes		25,922,000	10,032,000	24,218,000	17,795,000	33,880,000	28,927,000	44,081,000	7,399,000	77,967,000	114,287,000	28,274,000
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount										4,000,000
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities: Depreciation		(33,057,000)				(44,239,000)				(33,057,000)	(44,239,000)
Deferred tax liabilities: Deferred profit (for tax purposes) on sale to finance subsidiary		(142,114,000)				(157,279,000)				(142,114,000)	(157,279,000)
Deferred tax liabilities: Lease revenue and related depreciation		(249,998,000)				(306,612,000)				(249,998,000)	(306,612,000)
Deferred tax liabilities: Amortizable intangibles		(79,852,000)				(104,156,000)				(79,852,000)	(104,156,000)
Deferred tax liabilities: Other		(73,077,000)				(35,157,000)				(73,077,000)	(35,157,000)
Deferred tax liabilities		(578,098,000)				(647,443,000)				(578,098,000)	(647,443,000)
Deferred Tax Assets, Net [Abstract]
Deferred tax assets: Nonpension postretirement benefits		99,628,000				119,002,000				99,628,000	119,002,000
Deferred tax assets: Pension		43,301,000				117,509,000				43,301,000	117,509,000
Deferred tax assets: Inventory and equipment capitalization		22,824,000				26,778,000				22,824,000	26,778,000
Deferred tax assets: Restructuring charges		26,837,000				20,793,000				26,837,000	20,793,000
Deferred tax assets: Long-term incentives		28,880,000				35,056,000				28,880,000	35,056,000
Deferred tax assets: Net operating loss and tax dredit carry forwards		143,839,000				152,617,000				143,839,000	152,617,000
Deferred Tax Assets, Tax Credit Carryforwards		48,617,000				41,518,000				48,617,000	41,518,000
Deferred tax assets: Tax uncertainties gross-up		35,298,000				28,492,000				35,298,000	28,492,000
Deferred tax assets: Other		147,709,000				89,406,000				147,709,000	89,406,000
Deferred tax assets: Valuation allowance		(122,780,000)				(142,176,000)				(122,780,000)	(142,176,000)
Deferred tax assets		474,153,000				488,995,000				474,153,000	488,995,000
Total deferred taxes, net		(103,945,000)				(158,448,000)				(103,945,000)	(158,448,000)
Operating Loss Carryforwards		292,000,000								292,000,000
Operating Loss Carryforwards Not Subject to Expiration		260,000,000								260,000,000
Tax Credit Carryforward, Expiration Date										Jan. 01, 2015
Cumulative Undistributed Earnings of Foreign Subsidiaries		700,000,000								700,000,000
Withholding Taxes On Undistributed Earnings of Foreign Subsidiaries		3,000,000								3,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	535,983,000				151,098,000				202,828,000	151,098,000	202,828,000	535,983,000
Increases from prior period positions										15,777,000	11,811,000	67,065,000
Decreases from prior period positions										(6,908,000)	(17,985,000)	(140,107,000)
Increases from current period positions										23,549,000	28,255,000	28,686,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities										(482,000)	(1,948,000)	(18,204,000)
Reductions from lapse of applicable statute of limitations										(10,440,000)	(71,863,000)	(270,595,000)
Balance at end of year		172,594,000				151,098,000				172,594,000	151,098,000	202,828,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense										27,000,000	(28,000,000)	(83,000,000)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		37,000,000				11,000,000				37,000,000	11,000,000
Retained earnings adjustment	16,773,000
Loss Contingency, Range of Possible Loss, Portion Not Accrued		100,000,000								100,000,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount										$ 278,000	$ (585,000)	$ 281,000